ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
ACCRUALS AND OTHER CURRENT LIABILITIES
Professional service fees	$ 1,093,869	$ 1,194,199
Payroll and related liabilities	952,336	1,177,301
Other taxes and surcharge	490,249	510,259
Others	122,078	119,749
Accruals and other current liabilities	$ 2,658,532	$ 3,001,508